Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Current Liabilities
Accrued payroll and related expenses	$ 18,515	$ 10,681
Accrued mask, mold fees and other expenses for RD	13,379	11,503
Payable for purchases of building and equipment	3,481	1,599
Accrued software maintenance	4,359	4,531
Allowance for sales discounts	1,570	809
Lease liabilities	4,602	3,068
Accrued insurance, welfare expenses, professional fee	13,638	13,920
Other current liabilities	$ 59,544	$ 46,111